Liquidity (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liquidity [Line Items]
Working capital	$ 234,253,125
Cash and cash equivalents	37,307,867	$ 33,756,941	$ 84,063,717
Restricted cash	83,530,443	59,873,127	$ 66,976,554
Deposit amount	5,481,329	33,947,212
Short-term bank loans	37,528,831	9,072,336
Long-term bank loans	$ 5,706,510	8,389,163
Minimum [Member]
Liquidity [Line Items]
Working capital		32,621,384
Annual interest rate	2.35%
Maximum [Member]
Liquidity [Line Items]
Working capital		$ 266,874,509
PRC Subsidiaries [Member]
Liquidity [Line Items]
Short-term bank loans	$ 34,900,000
US Subsidiaries [Member]
Liquidity [Line Items]
Short-term bank loans	$ 2,600,000